Income Taxes (Tables)	9 Months Ended
Mar. 31, 2023
Income taxes [Abstract]
Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2022 - 27.0%) to income (loss) before income tax for the following items:

	March 31, 2023	June 30, 2022
	$.	$
Income (loss) before tax	(221,532)	(1,720,120)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery	(59,814)	(464,432)
Change in estimates from prior year	(23)	401
Foreign exchange	(2,637)	1,381
Non-deductible expenses	5,715	9,033
Non-deductible (non-taxable) portion of capital items	(7,469)	(19,518)
Goodwill and other impairment items	612	246,177
Tax impact on divestitures	3,076	—
Difference in statutory tax rate	6,655	24,346
Effect of change in tax rates	(99)	(385)
Changes in deferred tax benefits not recognized	38,747	200,856
Income tax recovery	(15,237)	(2,141)

Movements in Deferred Tax Assets (Liabilities)	Movements in deferred tax assets (liabilities) at March 31, 2023 and June 30, 2022 are comprised of the following:

	Balance, June 30, 2022	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2023
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	24,691	839	5,924	965	(516)	31,903
Capital Losses	—	—	142	—	—	142
Finance costs	10	133	(25)	—		118
Investment tax credit	1,282	—	—	—	—	1,282
Property, plant and equipment	—	—	—	—	—	—
Derivatives	26	—	—	—	—	26
Leases	8,718	—	(2,228)	39	—	6,529
Others	5,538	—	(5,537)	—	—	1
Total deferred tax assets	40,265	972	(1,724)	1,004	(516)	40,001

Deferred tax liabilities
Convertible debenture	(11,896)	—	8,494	—	—	(3,402)
Marketable securities	—	—	—	—	—	—
Investment in associates	(8)	—	(4)	—	—	(12)
Derivatives	—	—	—	—	—	—
Intangible assets	(10,920)	(1,581)	449	(572)	—	(12,624)
Property, plant and equipment	(4,969)	(15,304)	4,427	(419)	—	(16,265)
Inventory	(11,648)	—	6,441	(11)	—	(5,218)
Biological assets	(3,686)	(407)	2,025	(2)	—	(2,070)
Others	—	49	(1,704)	—	—	(1,655)
Total deferred tax liabilities	(43,127)	(17,243)	20,128	(1,004)	—	(41,246)

Net deferred tax liabilities	(2,862)	(16,271)	18,404	—	(516)	(1,245)

	Balance, June 30, 2021	(Charged to) / recovered through earnings (restatement)	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, Jun 30, 2022
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	110,085	3,062	(85,288)	(975)	(2,193)	24,691
Capital losses	451	—	(451)	—	—	—
Finance costs	813	—	(803)	—	—	10
Investment tax credit	1,471	—	(189)	—	—	1,282
Derivatives	734	—	(708)	—	—	26
Leases	14,937	—	(6,219)	—	—	8,718
Others	5,455	—	83	—	—	5,538
Total deferred tax assets	133,946	3,062	(93,575)	(975)	(2,193)	40,265

Deferred tax liabilities
Convertible debenture	(29,627)	—	17,731	—	—	(11,896)
Investment in associates	1,409	(1)	(1,416)	—	—	(8)
Derivatives	(393)	—	393	—	—	—
Intangible assets	(78,900)	(4,478)	71,880	578	—	(10,920)
Property, plant and equipment	(15,239)	(558)	10,398	430	—	(4,969)
Inventory	(8,296)	(857)	(2,466)	(29)	—	(11,648)
Biological assets	(2,900)	(30)	(752)	(4)	—	(3,686)
Others	—	—	—	—	—	—
Total deferred tax liabilities	(133,946)	(5,924)	95,768	975	—	(43,127)

Net deferred tax liabilities	—	(2,862)	2,193	—	(2,193)	(2,862)

Deferred Tax Assets Not Recognized
Deferred tax assets (liabilities) as presented in the Consolidated Statements of Financial Position are as follows:

	March 31, 2023	June 30, 2022
	$	$
Deferred tax assets	15,500	—
Deferred tax liabilities	(16,745)	(2,862)
Net deferred tax liabilities	(1,245)	(2,862)

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2023	June 30, 2022
	$	$
Non-capital losses carried forward	1,267,104	1,159,836
Investment in associates	1,240	47,983
Capital losses	186,093	135,259
Property, plant, and equipment	581,993	584,013
Intangible assets	60,219	37,953
Goodwill	31,728	32,755
Marketable Securities	25,075	23,744
Investment tax credits	6,696	5,021
Derivatives	22,164	12,722
Capital lease obligations	15,970	1,553
Other	56,776	37,365
	2,255,058	2,078,204